Incorporation and Going concern (Details) (USD $)	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Incorporation and Going concern
The Company incurred a net loss	$ 68,135
The Company had an accumulated deficit	68,135	3,444,635
The Company has generated net losses since inception	$ 68,135	$ 3,444,635